Securitization debt	12 Months Ended
Dec. 31, 2020
Securitization debt
Securitization debt
16.	Securitization debt
The Group securitizes accounts receivable arising from the consumer financing businesses.
The Group offered in 2018 asset-backed notes (“ABN”) on the Shanghai Clearing House at aggregate amount of RMB520.0 million and 100% of the subordinated securities of RMB26.0 million was held by the Group.
The ABN was fully repaid during the year ended December 31, 2019.